SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2026
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The Corporation’s operations are organized into four operating segments which are regularly reviewed by the CODM for the purpose of allocating resources to the segment and to assess its performance. The CODM uses adjusted earnings from operations (“Adjusted EFO”) to assess performance and make resource allocation decisions. Adjusted EFO allows the CODM to evaluate the Corporation’s segments on the basis of return on invested capital generated by its operations and to evaluate the performance of its segments on a levered basis. Adjusted EFO is calculated as net income and equity accounted income at the Corporation’s economic ownership interest in consolidated subsidiaries and equity accounted investments, respectively, excluding the impact of depreciation and amortization expense, deferred income taxes, transaction costs, restructuring charges, unrealized revaluation gains or losses, impairment expenses or reversals and other income or expense items that are not directly related to revenue generating activities. The Corporation’s economic ownership interest in consolidated subsidiaries excludes amounts attributable to non-controlling interests consistent with how the Corporation determines net income attributable to non-controlling interests in its unaudited interim condensed consolidated statements of operating results. In order to provide additional insight regarding the Corporation’s operating performance over the lifecycle of an investment, Adjusted EFO includes the impact of preferred equity distributions and realized disposition gains or losses recorded in net income, other comprehensive income, or directly in equity, such as ownership changes. Adjusted EFO does not include legal and other provisions that may occur from time to time in the Corporation’s operations and that are one-time or non-recurring and not directly tied to the Corporation’s operations, such as those for litigation or contingencies. Adjusted EFO includes expected credit losses and bad debt allowances recorded in the normal course of the Corporation’s operations.
Other income (expense), net in the Corporation’s unaudited interim condensed consolidated statements of operating results includes amounts that are not related to revenue generating activities, and are not normal, recurring operating income and expenses necessary for business operations. These include revaluation gains and losses, transaction costs, restructuring charges, stand-up costs and business separation expenses, gains or losses on debt extinguishments or modifications, gains or losses on dispositions of property, plant and equipment, employee incentive payments linked to the realization of value at the Corporation’s operations, non-recurring and one-time provisions that may occur from time to time at one of the Corporation’s operations that are not reflective of normal operations, and other items. Other income (expense), net included within Adjusted EFO in the tables below corresponds to items of other income (expense), net at the Corporation’s economic ownership interest that are considered by the Corporation when evaluating operating performance and returns on invested capital generated by its businesses and may include realized revaluation gains and losses, realized gains or losses on the disposition of property, plant and equipment, and other items. Refer to the footnotes to the tables below for additional details on items included therein.
Gain (loss) on dispositions, net in Adjusted EFO reflects the Corporation’s economic ownership interest in the gains or losses on acquisitions/dispositions recognized during the period in the unaudited interim condensed consolidated statements of operating results that are considered by the Corporation when evaluating the performance and returns on invested capital generated by its businesses.
Gain (loss) on dispositions, net recorded in equity in Adjusted EFO corresponds to the Corporation’s economic ownership interest in gains and losses recorded in the unaudited interim condensed consolidated statements of changes in equity that have been realized through a completed disposition, including material realized disposition gains or losses that may be recorded in equity on the partial disposition of a subsidiary where the Corporation retains control and through the sale of an investment in securities accounted for as financial assets measured at fair value with changes in fair value recorded in other comprehensive income.
The following tables provide each segment’s results at the Corporation’s economic ownership interest, in the format that the CODM organizes reporting segments to make resource allocation decisions and assess performance. Amounts attributable to non-controlling interests are calculated based on the economic ownership interests held by non-controlling interests in consolidated subsidiaries. The tables below reconcile the Corporation’s economic ownership interest in its consolidated results to the Corporation’s unaudited interim condensed consolidated statements of operating results.

	Three Months Ended June 30, 2026
	Total attributable to Shareholders					Attributable to non-controlling interests	As per Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate	Total (1)
Revenues	$1,252	$234	$953	$—	$2,439	$4,058	$6,497
Direct operating costs (2)	(1,056)	(148)	(640)	(2)	(1,846)	(2,603)	(4,449)
General and administrative expenses	(26)	(21)	(26)	(34)	(107)	(182)	(289)
Gain (loss) on dispositions, net	1	(1)	—	—	—	—	—
Gain (loss) on dispositions, net recorded in equity	9	—	32	(1)	40	—	40
Other income (expense), net (3)	(2)	—	(3)	—	(5)	(11)	(16)
Interest income (expense), net	(57)	(47)	(91)	(25)	(220)	(519)	(739)
Current income tax (expense) recovery	(19)	(4)	(20)	(4)	(47)	(100)	(147)
Preferred equity distributions	—	—	—	(13)	(13)	13	—
Equity accounted Adjusted EFO (4)	16	15	17	—	48	37	85
Adjusted EFO	118	28	222	(79)	289
Depreciation and amortization expense (2) (5)					(219)	(556)	(775)
Gain (loss) on dispositions, net					1	—	1
Gain (loss) on dispositions, net recorded in equity					(40)	—	(40)
Other income (expense), net (3)					30	(184)	(154)
Deferred income tax (expense) recovery					38	132	170
Non-cash items attributable to equity accounted investments (4)					(62)	(29)	(91)
Net income (loss)					$37	$56	$93
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(1)Adjusted EFO and net income (loss) attributable to Shareholders include Adjusted EFO and net income (loss) attributable to Class A shareholders, Class B shareholders and Special shareholder.
(2)The sum of these amounts equates to direct operating costs of $5,224 million as per the unaudited interim condensed consolidated statements of operating results.
(3)The sum of these amounts equates to other income (expense), net of $(170) million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net at the Corporation’s economic ownership interest of $(5) million is included in Adjusted EFO. Other income (expense), net at the Corporation’s economic ownership interest that is excluded from Adjusted EFO of $30 million includes $70 million of unrealized net revaluation gains, $25 million of expenses related to expected employee incentive payments linked to the eventual realization of value at the Corporation’s operations, $8 million of business separation expenses, stand-up costs and restructuring charges, $11 million of net gains on debt modification and extinguishment, $9 million of transaction costs, and $9 million of other expenses.
(4)The sum of these amounts equates to equity accounted income (loss), net of $(6) million as per the unaudited interim condensed consolidated statements of operating results.
(5)For the three months ended June 30, 2026, depreciation and amortization expense by segment is as follows: business services $198 million, infrastructure services $180 million, industrials $397 million and corporate $nil.

	Six Months Ended June 30, 2026
	Total attributable to Shareholders (1)					Attributable to non-controlling interests	As per Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate	Total (2)
Revenues	$2,424	$466	$1,911	$—	$4,801	$8,132	$12,933
Direct operating costs (3)	(2,027)	(295)	(1,278)	(4)	(3,604)	(5,211)	(8,815)
General and administrative expenses	(52)	(44)	(52)	(68)	(216)	(369)	(585)
Gain (loss) on dispositions, net	1	(2)	—	—	(1)	—	(1)
Gain (loss) on dispositions, net in equity	18	—	41	(2)	57	—	57
Other income (expense), net (4)	(4)	—	(3)	—	(7)	(14)	(21)
Interest income (expense), net	(116)	(95)	(188)	(49)	(448)	(1,057)	(1,505)
Current income tax (expense) recovery	(33)	(8)	(34)	(4)	(79)	(178)	(257)
Preferred equity distributions	—	—	—	(26)	(26)	26	—
Equity accounted Adjusted EFO (5)	32	28	31	—	91	82	173
Adjusted EFO	243	50	428	(153)	568
Depreciation and amortization expense (3) (6)					(435)	(1,100)	(1,535)
Impairment reversal (expense), net					2	3	5
Gain (loss) on dispositions, net					2	—	2
Gain (loss) on dispositions, net in equity					(57)	—	(57)
Other income (expense), net (4)					51	(176)	(125)
Deferred income tax (expense) recovery					54	154	208
Non-cash items attributable to equity accounted investments (5)					(108)	(60)	(168)
Net income (loss)					$77	$232	$309
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(1)For the periods prior to the completion of the Arrangement on March 27, 2026, reflects amounts previously attributable to LP Units, Redemption-Exchange Units and BBHC exchangeable shares, which were exchanged for Class A Shares on a one-for-one basis, amounts previously attributable to GP Units, which were exchanged for Class B Shares, and amounts previously attributable to Special LP Units, which were exchanged for Special Shares on a one-for-one basis. See Note 2(b) for additional information.
(2)Adjusted EFO and net income (loss) attributable to Shareholders include Adjusted EFO and net income (loss) attributable to Class A shareholders, Class B shareholders and Special shareholder.
(3)The sum of these amounts equates to direct operating costs of $10,350 million as per the unaudited interim condensed consolidated statements of operating results.
(4)The sum of these amounts equates to other income (expense), net of $(146) million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net at the Corporation’s economic ownership interest of $(7) million is included in Adjusted EFO. Other income (expense), net at the Corporation’s economic ownership interest that is excluded from Adjusted EFO of $51 million includes $115 million of unrealized net revaluation gains, $27 million of net gains on debt modification and extinguishment, $22 million of business separation expenses, stand-up costs and restructuring charges, $25 million of expenses related to expected employee incentive payments linked to the eventual realization of value at the Corporation’s operations, $13 million of transaction costs and $31 million of other expenses.
(5)The sum of these amounts equates to equity accounted income (loss), net of $5 million as per the unaudited interim condensed consolidated statements of operating results.
(6)For the six months ended June 30, 2026, depreciation and amortization expense by segment is as follows: business services $390 million, infrastructure services $358 million, industrials $787 million, and corporate $nil.

	Three Months Ended June 30, 2025
	Total attributable to Shareholders (1)					Attributable to non-controlling interests	As per Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate	Total (2)
Revenues	$1,372	$238	$1,002	$—	$2,612	$4,083	$6,695
Direct operating costs (3)	(1,164)	(151)	(688)	(2)	(2,005)	(2,693)	(4,698)
General and administrative expenses	(31)	(18)	(27)	(28)	(104)	(167)	(271)
Gain (loss) on dispositions, net	2	—	—	—	2	4	6
Gain (loss) on dispositions, net recorded in equity	(4)	—	—	—	(4)	(14)	(18)
Other income (expense), net (4)	—	1	(15)	—	(14)	(41)	(55)
Interest income (expense), net	(71)	(44)	(111)	(20)	(246)	(555)	(801)
Current income tax (expense) recovery	(13)	(7)	(19)	—	(39)	(80)	(119)
Preferred equity distributions	—	—	—	(13)	(13)	13	—
Equity accounted Adjusted EFO (5)	14	19	12	—	45	36	81
Adjusted EFO	105	38	154	(63)	234
Depreciation and amortization expense (3) (6)					(231)	(536)	(767)
Impairment reversal (expense), net					(3)	(11)	(14)
Gain (loss) on dispositions, net recorded in equity					4	14	18
Other income (expense), net (4)					(3)	(45)	(48)
Deferred income tax (expense) recovery					68	116	184
Non-cash items attributable to equity accounted investments (5)					(43)	(15)	(58)
Net income (loss)					$26	$109	$135
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(1)For the periods prior to the completion of the Arrangement on March 27, 2026, reflects amounts previously attributable to LP Units, Redemption-Exchange Units and BBHC exchangeable shares, which were exchanged for Class A Shares on a one-for-one basis, amounts previously attributable to GP Units, which were exchanged for Class B Shares, and amounts previously attributable to Special LP Units, which were exchanged for Special Shares on a one-for-one basis. See Note 2(b) for additional information.
(2)Adjusted EFO and net income (loss) attributable to Shareholders include Adjusted EFO and net income (loss) attributable to Class A shareholders, Class B shareholders and Special shareholder.
(3)The sum of these amounts equates to direct operating costs of $5,465 million as per the unaudited interim condensed consolidated statements of operating results.
(4)The sum of these amounts equates to other income (expense), net of $(103) million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net at the Corporation’s economic ownership interest that is included in Adjusted EFO of $(14) million primarily related to $16 million of expenses related to employee incentive payments linked to the realization of value at the Corporation’s operations. Other income (expense), net at the Corporation’s economic ownership interest that is excluded from Adjusted EFO of $(3) million includes $76 million of net gain recognized upon deconsolidation of the Corporation’s healthcare services operations, $38 million of expenses related to expected employee incentive payments linked to the eventual realization of value at the Corporation’s operations, $20 million of net revaluation losses, $16 million of business separation expenses, stand-up costs and restructuring charges, $4 million of net loss on debt modification and extinguishment, and $1 million of transaction costs.
(5)The sum of these amounts equates to equity accounted income (loss), net of $23 million as per the unaudited interim condensed consolidated statements of operating results.
(6)For the three months ended June 30, 2025, depreciation and amortization expense by segment is as follows: business services $208 million, infrastructure services $175 million, industrials $384 million and corporate $nil.

	Six Months Ended June 30, 2025
	Total attributable to Shareholders (1)					Attributable to non-controlling interests	As per Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (2)
Revenues	$2,773	$472	$1,985	$—	$5,230	$8,214	$13,444
Direct operating costs (3)	(2,345)	(293)	(1,350)	(5)	(3,993)	(5,377)	(9,370)
General and administrative expenses	(62)	(39)	(59)	(55)	(215)	(367)	(582)
Gain (loss) on dispositions, net (4)	2	114	—	—	116	104	220
Gain (loss) on dispositions, net recorded in equity	(4)	—	—	—	(4)	(14)	(18)
Other income (expense), net (5)	2	21	(19)	—	4	(40)	(36)
Interest income (expense), net	(138)	(91)	(218)	(45)	(492)	(1,079)	(1,571)
Current income tax (expense) recovery	(31)	(13)	(77)	—	(121)	(195)	(316)
Preferred equity distributions	—	—	—	(26)	(26)	26	—
Equity accounted Adjusted EFO (6)	25	33	22	—	80	74	154
Adjusted EFO	222	204	284	(131)	579
Depreciation and amortization expense (3) (7)					(451)	(1,046)	(1,497)
Gain (loss) on dispositions, net recorded in equity					4	14	18
Impairment reversal (expense), net					(3)	(11)	(14)
Other income (expense), net (5)					(16)	(134)	(150)
Deferred income tax (expense) recovery					90	158	248
Non-cash items attributable to equity accounted investments (6)					(97)	(42)	(139)
Net income (loss)					$106	$285	$391
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(1)For the periods prior to the completion of the Arrangement on March 27, 2026, reflects amounts previously attributable to LP Units, Redemption-Exchange Units and BBHC exchangeable shares, which were exchanged for Class A Shares on a one-for-one basis, amounts previously attributable to GP Units, which were exchanged for Class B Shares, and amounts previously attributable to Special LP Units, which were exchanged for Special Shares on a one-for-one basis. See Note 2(b) for additional information.
(2)Adjusted EFO and net income (loss) attributable to Shareholders include Adjusted EFO and net income (loss) attributable to Class A shareholders, Class B shareholders and Special shareholder.
(3)The sum of these amounts equates to direct operating costs of $10,867 million as per the unaudited interim condensed consolidated statements of operating results.
(4)Gain (loss) on dispositions, net recorded in Adjusted EFO of $116 million primarily represents the Corporation’s economic interest in gains of $114 million related to the disposition of the Corporation’s offshore oil services' shuttle tanker operation.
(5)The sum of these amounts equates to other income (expense), net of $(186) million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net at the Corporation’s economic ownership interest that is included in Adjusted EFO of $4 million includes $19 million of realized gain relating to upgrades completed for customers on certain vessels at the Corporation’s offshore oil services, $16 million of expenses related to employee incentive payments linked to the realization of value at the Corporation’s operations, $5 million of net revaluation gains and $4 million of other expenses. Other income (expense), net at the Corporation’s economic ownership interest that is excluded from Adjusted EFO of $(16) million includes $76 million of net gain recognized upon deconsolidation of the Corporation’s healthcare services operation, $48 million of unrealized gains recorded on reclassification of property, plant and equipment to finance leases at the Corporation’s offshore oil services, $40 million of net revaluation losses, $38 million of business separation expenses, stand-up costs and restructuring charges, $40 million of expenses related to expected employee incentive payments linked to the eventual realization of value at the Corporation’s operations, $11 million of transaction costs, $5 million of net loss on debt modification and extinguishment and $6 million of other expenses.
(6)The sum of these amounts equates to equity accounted income (loss), net of $15 million as per the unaudited interim condensed consolidated statements of operating results.
(7)For the six months ended June 30, 2025, depreciation and amortization expense by segment is as follows: business services $430 million, infrastructure services $340 million, industrials $727 million, and corporate and other nil.
Segment Assets
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, attributable to each segment.
The following table presents the Corporation’s assets by reportable operating segment as at June 30, 2026 and December 31, 2025:

(US$ MILLIONS)	June 30, 2026	December 31, 2025
Business services	$31,014	$28,578
Infrastructure services	16,897	16,270
Industrials	30,045	29,914
Corporate (1)	864	999
Total	$78,820	$75,761
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(1)As at June 30, 2026, corporate segment’s assets included $490 million (December 31, 2025: $584 million) of units in an evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 18(a)(i) for additional information.